Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of capital reserves

	2024	2023

	373,020	384,311

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	19,416	30,707

Schedule of dividends and interest on shareholders equity

	2024	2023

Net income	3,153,881	2,837,422
(-) Non-distributable tax incentive reserve	(340,716)	(237,828)
(-) Constitution of legal reserve	(140,659)	(129,979)
Adjusted net profit	2,672,506	2,469,615

Minimum dividends calculated on the basis of 25% of adjusted profit	668,127	617,404

Breakdown of dividends payable and interest on shareholders’ equity:
Interest on shareholders’ equity (i)	1,450,000	1,600,000
Total dividends and interest on shareholders’ equity distributed and proposed	1,450,000	1,600,000

Withholding income tax (IRRF) on interest on shareholders’ equity	(213,574)	(233,230)
Total dividends and net interest on shareholders’ equity	1,236,426	1,366,770

Additional dividends (i)	2,050,000	1,310,000

Total dividends (including additional dividends) and interest on shareholders’ equity, net of taxes	3,286,426	2,676,770

Schedule of amounts allocated

Approval	Payment	Dividend

04/19/2023	05/09/2023	230,000
06/12/2023	07/12/2023	290,000
09/18/2023	10/23/2023	425,000
12/06/2023	01/23/2024	655,000
	04/22/2024
02/06/2024 (i)	07/23/2024	1,310,000
	10/22/2024

Total 2023		2,910,000

03/19/2024	04/22/2024	200,000
06/14/2024	07/23/2024	300,000
09/17/2024	10/23/2024	300,000
12/17/2024	01/23/2025	650,000
02/10/2025 (ii)	Apr/July/Oct/2025	2,050,000
Total 2024		3,500,000

(i)	The 2023 base dividends were approved at the General Meeting on March 28, 2024.

(ii)	The 2024 base dividend is subject to final approval at the General Meeting on March 27, 2025.